Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Component of Other Income (Expense) [Line Items]
Interest income, net	$ 58	$ 31	$ 35
Other income (expense), net	(946)	(690)	(357)
Foreign currency exchange loss [Member]
Component of Other Income (Expense) [Line Items]
Total other income (expense), net	(613)	(588)	(392)
Change in the Fair Value of Convertible Preferred Stock Warrant Liability [Member]
Component of Other Income (Expense) [Line Items]
Total other income (expense), net	$ (391)	$ (133)	$ 0